CONSOLIDATED BALANCE SHEETS	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,256,449	$ 619,075	¥ 142,624,020
Accounts receivable, net of allowance for doubtful accounts of RMB1,039,958 and RMB1,149,864 as of December 31, 2017 and 2018, respectively	592,897	86,233	2,607,568
Advances to suppliers	15,808,042	2,299,184	8,102,278
Prepayments and other current assets	6,148,787	894,304	6,616,297
Amounts due from related parties	6,207,846	902,894	2,492,842
Assets held for sale	0	0	20,669,377
Total current assets	33,014,021	4,801,690	183,112,382
Investments	45,216,118	6,576,412	48,243,558
Property, equipment and software, net	17,352,445	2,523,808	20,721,252
Land use right, net	62,589,656	9,103,288	64,510,566
Other long-lived assets, net	6,515,200	947,597	6,521,420
TOTAL ASSETS	164,687,440	23,952,795	323,109,178
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2017 and 2018)	112,461,383	16,356,830	108,743,369
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB6,706,484 and RMB 5,920,126 as of December 31, 2017 and 2018, respectively)	38,035,661	5,532,057	37,129,671
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of RMB169,300 and RMB1,398,996 as of December 31, 2017 and 2018, respectively)	2,949,082	428,926	1,714,992
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB24,558,422 and RMB23,976,676 as of December 31, 2017 and 2018, respectively)	39,631,950	5,764,228	47,558,542
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB55,361,287 and RMB62,268,751 as of December 31, 2017 and 2018, respectively)	71,849,633	10,450,096	88,939,108
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of RMB4,568,595 and nil as of December 31, 2017 and 2018, respectively)	159,125	23,144	5,576,269
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of RMB169,998,682 as of both December 31, 2017 and 2018)	169,998,682	24,725,283	169,998,682
Warrants (including warrants of consolidated VIEs without recourse to the Group of nil as of both December 31, 2017 and 2018)	1,490,844	216,834	3,742,271
Convertible notes (including convertible notes of consolidated VIEs without recourse to the Group of nil as of both December 31, 2017 and 2018)	375,257,140	54,578,887	260,563,020
Interest payable (including interest payable of consolidated VIEs without recourse to the Group of nil as of both December 31, 2017 and 2018)	15,298,961	2,225,142	9,505,843
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB69,543,098 and RMB67,862,435 as of December 31, 2017 and 2018, respectively)	81,291,306	11,823,330	83,700,051
Liabilities directly associated with assets held for sale	0	0	2,273,532
Total current liabilities	908,423,767	132,124,757	819,445,350
TOTAL LIABILITIES	908,423,767	132,124,757	819,445,350
Commitments and contingencies (Note 30)
Redeemable noncontrolling interest (Note 28)	341,074,539	49,607,234	306,014,668
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares (US$0.01 par value; 44,544,036 and 91,315,465 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	6,502,658	945,772	3,328,852
Additional paid-in capital	2,496,069,065	363,038,188	2,527,215,315
Statutory reserves	28,071,982	4,082,900	28,071,982
Accumulated other comprehensive loss	(9,204,556)	(1,338,746)	(16,445,748)
Accumulated deficit	(3,233,061,063)	(470,229,228)	(3,015,968,137)
The9 Limited shareholders' deficit	(711,621,914)	(103,501,114)	(473,797,736)
Noncontrolling interest	(373,188,952)	(54,278,082)	(328,553,104)
Total shareholders' deficit	(1,084,810,866)	(157,779,196)	(802,350,840)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	¥ 164,687,440	$ 23,952,795	¥ 323,109,178